Dec. 29, 2020
GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the
Goldman Sachs Strategic Growth Fund
(the “Fund”)
Supplement dated April 19, 2021 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (the “SAI”),
each dated December 29, 2020, as supplemented to date
At a special meeting of the shareholders of the Goldman Sachs Trust held on April 16, 2021, the Fund’s shareholders approved a proposal to change the Fund’s sub-classification
under the Investment Company Act of 1940, as amended, from “diversified” to
“non-diversified”
and eliminated the related fundamental investment restriction.
Accordingly, effective immediately, the Fund is
“non-diversified”
and may invest a greater portion of its assets in one or more issuers or in fewer issuers than “diversified” mutual funds.
As a
“non-diversified”
fund, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.